LOANS RECEIVABLE	9 Months Ended
Sep. 30, 2015
LOANS RECEIVABLE [Abstract]
LOANS RECEIVABLE
  LOANS RECEIVABLE

Commencing in August 2014, The Group introduced its financial services and launched its financial platform www.txdai.com . The Group provides secured loans in the form of entrusted loans, mortgage loans and unsecured loans, primarily to home buyers, real estate developers and other borrowers that meet its credit assessment requirements. The loans to home buyers and other borrowers are primarily originated through the Group's online financial service channel on its website. The Group also promotes financing services to customers to provide the increased convenience of one-stop real estate brokerage services. The Group charges borrowers interest and service fees. Most of the loans to home buyers are unsecured as they generally also borrow mortgage loans from commercial banks. The loans to real estate developers are generally secured loans. To comply with restrictions on non-financial institutions' ability to provide loans to corporate borrowers under PRC law, the Group generally provides loans to real estate developers using an “entrusted loan” structure. Under entrusted loan arrangements with commercial banks, the Group provides loans to borrowers with funds released by the commercial banks from the Group's trust accounts at such banks. Commercial banks collect interest and principal payments from the borrowers on the Group's behalf and receive service fees. The Group, as opposed to the commercial banks, bears the credit risk of the entrusted loans.

             Loans receivable consisted of the following:

	As of
	December 31, 2014	September 30, 2015
	(Audited)	(Unaudited)
	US$	US$

Current
Secured
-Entrusted loans	17,413	16,108
-Mortgage loans	11,943	19,765
	29,356	35,873
Unsecured loans	50,285	212,672
Less: Allowances for doubtful debts	-	(4,252)

	79,641	244,293

Non-current
Secured
-Mortgage loans	41	1,583
	41	1,583
Unsecured loans	1,968	40,265
Less: Allowances for doubtful debts	-	(878)

	2,009	40,970

	For the Nine Months Ended September 30,
	2014	2015
	(Unaudited)	(Unaudited)
	US$	US$

Movement in allowance for doubtful accounts:
Balance at beginning of period	-	-
Additional provision charged to expenses	-	5,130
Direct write-downs charged against the allowance	-	-

Foreign currency translation adjustments	-	-

Balance at end of period	-	5,130

As of September 30, 2015, the loan period of entrusted loans ranged from three to twelve months and had interest rate of 18%. The entrusted loans were secured by collateral that had a market value ranging from 106% to 124% of the entrusted loans as of September 30, 2015.

As of December 31, 2014, the loan period of entrusted loans ranged from six to twelve months and had interest rates ranging from 12% to 20%. The entrusted loans were secured by collateral that had a market value ranging from 103% to 174% of the entrusted loans as of December 31, 2014.

As of September 30, 2015, the loan period of mortgage loans ranged from one to thirty-six months and had interest rates ranging from 6 to 10.8%. The mortgage loans were secured by collateral that had a market value ranging from 135% to 2500% of the mortgage loans as of September 30, 2015.

As of December 31, 2014, the loan period of mortgage loans ranged from one to eighteen months and had interest rates ranging from 6 to 9.6%. The mortgage loans were secured by collateral that had a market value ranging from 146% to 1103% of the mortgage loans as of December 31, 2014.

As of September 30, 2015, the loan period of credit loans ranged from one to thirty-six months and had interest rates ranging from 4% to 24%.

As of December 31, 2014, the loan period of credit loans ranged from one to thirty-six months and had interest rates ranging from 4% to 12%.

In accordance with Shanghai Financial Office's requirement, a micro loan company in the Shanghai province in the PRC shall accrue a general provision for loan losses at 2.5% of the total loans balance. For the nine months ended September 30, 2015, a general provision of US$5,130 was recognized.

The Group also assesses each individual loan receivable for impairment. As part of its impairment assessment, management considers the timeliness of collections to date, changes in the value of collateral provided by the borrowers and expected default rates. As of September 30, 2015, none of the loans receivable with material balance was in default and no impairment loss was recognized.

The Group entered into arrangements from time to time with third-party investors under which the Group sold its economic benefits in certain mortgage and unsecured loans receivable in exchange for cash on the website. The investors generally will receive interest at interest rates equal to those charged by the group. The Group continues to provide (i) limited administrative services in the form of collection and payment services to the borrowers and investors and (ii) a guarantee to the investors in the event of default by the borrowers. The nature of these continuing involvements does not constitute control over the transferred mortgage and unsecured loans receivable. As of September 30, 2015, US$31,502 in loans receivable were derecognized in accordance with ASC 860. No gains or losses were recorded on the sales of mortgage and unsecured loans receivable, as the cash proceeds received equaled to the outstanding principal amounts. In accordance with ASC 460, “Guarantees”, the Group determined that the fair value of the guarantee provided on the transferred mortgage and unsecuredloans receivable was insignificant as of September 30, 2015.The amount of loan principle as of September 30, 2015 is US$31,502 which represents the maximum potential payments under the guarantee.

Commencing in July 2015, the Group acts as an information intermediary to provide service to match the borrowers with investors through Tianxiadai platform and execute loan transactions. Service fee will be charged for its service provided to the borrowers and the Group does not use its own capital to invest in loans facilitated through its marketplace. The Group from time to time provides investor protection service to investors under which if the loan is default, the Group repay the principal. The Group assessed the risk of default is remote and did not provide any provision related to such guarantee. The amount of loan principle as at September 30, 2015 is US$28,768 which represents the maximum potential payments under the guarantee.